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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585


                            Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Research Fund
SCHEDULE OF INVESTMENTS  09/30/2007

Shares                                                         Value

         COMMON STOCKS - 99.4 %
         Energy - 11.6 %
         Integrated Oil & Gas - 8.0 %
 85,855  Chevron Corp.                                      $ 8,034,311
 98,800  Royal Dutch Shell Plc                                4,082,720
 62,130  USX-Marathon Group, Inc.                             3,542,653
                                                            $15,659,684
         Oil & Gas Equipment & Services - 1.0 %
 29,346  Weatherford International, Inc. *                  $ 1,971,464
         Oil & Gas Exploration & Production - 2.6 %
 55,471  Apache Corp.                                       $ 4,995,718
         Total Energy                                       $22,626,866
         Materials - 3.2 %
         Aluminum - 0.7 %
 37,300  Alcoa, Inc.                                        $ 1,459,176
         Diversified Chemical - 1.0 %
 44,231  Dow Chemical Co.                                   $ 1,904,587
         Diversified Metals & Mining - 1.0 %
 18,569  Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 1,947,702
         Steel - 0.5 %
 15,811  Nucor Corp.                                        $   940,280
         Total Materials                                    $ 6,251,745
         Capital Goods - 10.0 %
         Aerospace & Defense - 2.4 %
 24,875  Northrop Grumman Corp.                             $ 1,940,250
 33,366  United Technologies Corp.                            2,685,296
                                                            $ 4,625,546
         Construction & Engineering - 1.1 %
 55,476  KBR, Inc. *                                        $ 2,150,805
         Electrical Component & Equipment - 2.5 %
 44,500  Rockwell International Corp.                       $ 3,093,195
 32,222  Thomas & Betts Corp. *                               1,889,498
                                                            $ 4,982,693
         Industrial Conglomerates - 3.0 %
 48,500  3M Co.                                             $ 4,538,630
 64,441  Cardiome Pharma Corp. *                                608,323
 16,224  Tyco International, Ltd.                               719,372
                                                            $ 5,866,325
         Industrial Machinery - 1.0 %
 40,678  Crane Co.                                          $ 1,951,324
         Total Capital Goods                                $19,576,693
         Transportation - 1.8 %
         Air Freight & Couriers - 1.2 %
 30,990  United Parcel Service, Inc.                        $ 2,327,349
         Railroads - 0.6 %
 21,200  Canadian National Railway Co.                      $ 1,208,400
         Total Transportation                               $ 3,535,749
         Automobiles & Components - 0.6 %
         Auto Parts & Equipment - 0.6 %
 10,668  BorgWarner, Inc.                                   $   976,442
  6,542  Tenneco, Inc. *                                        202,867
                                                            $ 1,179,309
         Total Automobiles & Components                     $ 1,179,309
         Consumer Durables & Apparel - 1.1 %
         Apparel, Accessories & Luxury Goods - 0.4 %
 15,788  Coach, Inc. *                                      $   746,299
         Footwear - 0.7 %
 23,500  Nike, Inc.                                         $ 1,378,510
         Total Consumer Durables & Apparel                  $ 2,124,809
         Consumer Services - 1.8 %
         Hotels, Resorts & Cruise Lines - 0.4 %
 14,212  Carnival Corp.                                     $   688,287
         Restaurants - 1.4 %
 38,191  McDonald's Corp.                                   $ 2,080,264
 19,550  Yum! Brands, Inc.                                      661,377
                                                            $ 2,741,641
         Total Consumer Services                            $ 3,429,928
         Media - 3.0 %
         Broadcasting & Cable TV - 0.0 %
      1  Citadel Broadcasting Corp. *                       $         3
         Movies & Entertainment - 3.0 %
102,428  News Corp., Inc.                                   $ 2,252,392
 79,471  The Walt Disney Co.                                  2,733,008
 22,926  Viacom, Inc. (Class B) *                               893,426
                                                            $ 5,878,826
         Total Media                                        $ 5,878,829
         Retailing - 2.8 %
         Apparel Retail - 1.0 %
 24,607  Abercrombie & Fitch Co.                            $ 1,985,785
         Department Stores - 0.7 %
 20,090  J.C. Penney Co., Inc.                              $ 1,273,103
         General Merchandise Stores - 1.1 %
 34,679  Target Corp.                                       $ 2,204,544
         Total Retailing                                    $ 5,463,432
         Food & Drug Retailing - 2.3 %
         Drug Retail - 2.3 %
 66,326  CVS Corp.                                          $ 2,628,499
 41,387  Walgreen Co.                                         1,955,122
                                                            $ 4,583,621
         Total Food & Drug Retailing                        $ 4,583,621
         Food Beverage & Tobacco - 4.4 %
         Soft Drinks - 1.3 %
 45,200  Coca-Cola Co.                                      $ 2,597,644
         Tobacco - 3.1 %
 38,368  Altria Group, Inc.                                 $ 2,667,727
 41,252  Loews Corp Carolina Group                            3,392,152
                                                            $ 6,059,879
         Total Food Beverage & Tobacco                      $ 8,657,523
         Household & Personal Products - 2.8 %
         Household Products - 2.3 %
 12,300  Church & Dwight Co., Inc.                          $   578,592
 56,594  Procter & Gamble Co.                                 3,980,822
                                                            $ 4,559,414
         Personal Products - 0.5 %
 23,519  Estee Lauder Co.                                   $   998,617
         Total Household & Personal Products                $ 5,558,031
         Health Care Equipment & Services - 4.0 %
         Health Care Equipment - 3.5 %
 21,555  Edwards Lifesciences Group *                       $ 1,062,877
 61,663  Medtronic, Inc.                                      3,478,410
 14,195  Stryker Corp.                                          976,048
 61,900  Thoratec Corp. *                                     1,280,711
                                                            $ 6,798,046
         Health Care Services - 0.5 %
 29,627  Omnicare, Inc.                                     $   981,543
         Total Health Care Equipment & Services             $ 7,779,589
         Pharmaceuticals & Biotechnology - 7.2 %
         Biotechnology - 1.1 %
 34,132  Cubist Pharmaceuticals, Inc. *                     $   721,209
 38,497  Vertex Pharmaceuticals, Inc. *                       1,478,670
                                                            $ 2,199,879
         Life Sciences Tools & Services - 0.7 %
  8,266  Advanced Magnetics, Inc. *                         $   472,815
 14,100  Thermo Fisher Scientific, Inc. * (b)                   813,852
                                                            $ 1,286,667
         Pharmaceuticals - 5.4 %
 76,539  Bristol-Myers Squibb Co.                           $ 2,205,854
 37,021  Eli Lilly & Co.                                      2,107,606
 64,747  Merck & Co., Inc.                                    3,346,772
 67,158  Schering-Plough Corp.                                2,124,208
 18,019  Teva Pharmaceutical Industries, Ltd.                   801,305
                                                            $10,585,745
         Total Pharmaceuticals & Biotechnology              $14,072,291
         Banks - 4.1 %
         Diversified Banks - 1.7 %
 64,861  Wachovia Corp.                                     $ 3,252,779
         Regional Banks - 2.4 %
 44,756  PNC Bank Corp.                                     $ 3,047,884
 24,967  Zions Bancorporation                                 1,714,484
                                                            $ 4,762,368
         Total Banks                                        $ 8,015,147
         Diversified Financials - 9.6 %
         Asset Management & Custody Banks - 1.6 %
 24,417  Franklin Resources, Inc.                           $ 3,113,168
         Consumer Finance - 1.0 %
 49,200  The First Marblehead Corp. (b)                     $ 1,866,156
         Investment Banking & Brokerage - 5.0 %
 42,910  Investment Technology Group, Inc. *                $ 1,844,272
 56,772  Lazard, Ltd.                                         2,407,133
 77,894  Merrill Lynch & Co., Inc.                            5,552,284
                                                            $ 9,803,689
         Diversified Financial Services - 2.0 %
 85,065  Citigroup, Inc.                                    $ 3,969,984
         Total Diversified Financials                       $18,752,997
         Insurance - 4.6 %
         Life & Health Insurance - 1.0 %
 26,733  MetLife, Inc.                                      $ 1,864,092
         Multi-Line Insurance - 2.8 %
 54,835  American International Group, Inc.                 $ 3,709,588
 18,183  Hartford Financial Services Group, Inc.              1,682,837
                                                            $ 5,392,425
         Property & Casualty Insurance - 0.8 %
 32,511  The Traveler Companies, Inc.                       $ 1,636,604
         Total Insurance                                    $ 8,893,121
         Real Estate - 1.0 %
         Retail Real Estate Investment Trust - 0.6 %
 12,800  Simon DeBartolo Group, Inc.                        $ 1,280,000
         Specialized Real Estate Investment Trust - 0.4 %
 16,300  Plum Creek Timber Co., Inc.                        $   729,588
         Total Real Estate                                  $ 2,009,588
         Software & Services - 5.8 %
         Application Software - 0.9 %
 41,401  Citrix Systems, Inc. *                             $ 1,669,288
         Internet Software & Services - 0.8 %
 56,955  Yahoo!, Inc. *                                     $ 1,528,672
         IT Consulting & Other Services - 0.2 %
 10,146  Accenture, Ltd.                                    $   408,377
         Systems Software - 3.9 %
 53,765  Macrovision Corp. *                                $ 1,324,232
145,269  Microsoft Corp.                                      4,279,625
 95,533  Oracle Corp. *                                       2,068,289
                                                            $ 7,672,146
         Total Software & Services                          $11,278,483
         Technology Hardware & Equipment - 7.6 %
         Communications Equipment - 4.9 %
162,538  Cisco Systems, Inc. *                              $ 5,381,633
167,715  Corning, Inc. *                                      4,134,175
                                                            $ 9,515,808
         Computer Hardware - 2.7 %
 68,600  Hewlett-Packard Co.                                $ 3,415,594
347,025  Sun Microsystems, Inc. *                             1,946,810
                                                            $ 5,362,404
         Total Technology Hardware & Equipment              $14,878,212
         Semiconductors - 2.9 %
         Semiconductors - 2.9 %
 87,000  Infineon Technologies AG *                         $ 1,499,617
103,600  Intel Corp.                                          2,679,096
 40,367  Texas Instruments, Inc.                              1,477,029
                                                            $ 5,655,742
         Total Semiconductors                               $ 5,655,742
         Telecommunication Services - 3.6 %
         Alternative Carriers - 0.7 %
 63,100  Time Warner Telecom, Inc. *                        $ 1,386,307
         Integrated Telecommunication Services - 2.9 %
109,787  Verizon Communications, Inc.                       $ 4,861,368
 62,200  Windstream Corp.                                       878,264
                                                            $ 5,739,632
         Total Telecommunication Services                   $ 7,125,939
         Utilities - 3.5 %
         Gas Utilities - 0.7 %
 27,564  Questar Corp.                                      $ 1,447,937
         Independent Power Producer & Energy Traders - 0.8 %
 35,191  NRG Energy, Inc. *                                 $ 1,488,227
         Multi-Utilities - 2.0 %
 30,000  NSTAR                                              $ 1,044,300
 32,671  Public Service Enterprise Group, Inc.                2,874,721
                                                            $ 3,919,021
         Total Utilities                                    $ 6,855,185
         TOTAL COMMON STOCKS
         (Cost  $169,931,944)                               $194,182,829
         Security Lending Collateral - 1.7 %
3,270,027Securities Lending Investment Fund, 5.24%          $ 3,270,027
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $3,270,027)                                 $197,452,856
         TOTAL INVESTMENT IN SECURITIES - 101.1%
         (Cost  $173,201,971) (a)                           $197,452,856
         OTHER ASSETS AND LIABILITIES - (1.1)%              $(2,067,490)
         TOTAL NET ASSETS - 100.0%                          $195,385,366



(A.D.R.) American Depositary Receipt

     *   Non-income producing security.

   (a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $174,580,443 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost          $24,293,657

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value           (1,421,244)

         Net unrealized gain                                $22,872,413

   (b)   At September 30, 2007, the following securities were out on loan:

Shares                        Security                       Market Value
 46,047  The First Marblehead Corp. (b)                     $        1,746,563
 13,959  Thermo Fisher Scientific, Inc. * (b)                           805,713
         Total                                              $ 2,552,276



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.